Shareholder Report, Average Annual Return (Details) 193596_Wayfinder Dynamic U.S. Interest Rate ETF_TF_TSR Annual {TF}	10 Months Ended	12 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Wayfinder Dynamic U.S. Interest Rate ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Wayfinder Dynamic U.S. Interest Rate ETF NAV
Average Annual Return, Percent	3.39%
S&P US Treasury Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P US Treasury Bond Index
Average Annual Return, Percent	0.23%
Bloomberg U.S. Treasury Bills: 1-3 Months Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bills: 1-3 Months Index
Average Annual Return, Percent	3.10%